Business Combination (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Business Combinations [Abstract]
Schedule of fair value of the assets acquired and liabilities assumed at the date of acquisition
Intangible assets, including sales and client relationships, contracts, intellectual property, partnership and vendor agreements and certain other assets	$1,805,183
$1,805,183

Intangible assets, including sales and client relationships, contracts, intellectual property, partnership and vendor agreements and certain other assets	$4,047,848
Accounts payable	(108,500)
$3,939,348

Accounts receivable	$768,005
Customer contracts	183,107
License	1,726,965
Goodwill	6,517,315
Accounts payable	(532,292)
Deferred revenue	(63,100)
$8,600,000

Schedule of supplemental unaudited pro forma combined financial information
	March 31,	March 31,
	2021	2020
Revenue	$3.315.311	$2,580,491
Net Loss	$(6,250,817)	$(2,545,822)
Loss per common share, basic and diluted	$(0.34)	$(0.19)

December 31,
2019
Revenue	$7,799,626
Net Loss	$(12,672,671)
Loss per common share, basic and diluted	$(22.15)